Related Party Transactions and Licensing / Research Agreements: (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 12, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Technology Services Costs						$ 2,052,595
Research and Development Expense, Total		$ 1,729,929	$ 268,665	$ 3,548,608	$ 1,348,143	2,180,263	$ 1,242,706
Due to Related Parties, Current		352,624		352,624		$ 389,058	$ 0
BRNI License Agreement [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	$ 1,166,666
Service Fees Third Party	$ 83,333
Due to Related Parties		20,000		20,000
November 2015 Sow Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party				750,000
Blanchette Rockefeller Neurosciences Institute [Member]
Related Party Transaction [Line Items]
Royalties Percentage	5.00%
Research and Development Arrangement with Federal Government, Description and Terms						5 years
Post PA Fee Proceeds Percent	2.50%
Other Liabilities		$ 348,011		348,011		$ 348,011
CRE [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party				348,011
Fixed Research Fee [Member]
Related Party Transaction [Line Items]
Research and Development Expense, Total				$ 1,000,000		$ 1,000,000
Services Reimbursement [Member]
Related Party Transaction [Line Items]
Royalties Percentage				5.00%		5.00%
Services Reimbursement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Royalties Percentage				2.00%		2.00%
Services Reimbursement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Royalties Percentage				5.00%		5.00%
Series B Preferred Stock [Member] | Fixed Research Fee [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Preferred Stock and Preference Stock				$ 25,000,000		$ 25,000,000
President [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage		17.90%		17.90%		18.40%